Shareholder Report, Holdings (Details) - PRUDENTIAL'S GIBRALTAR FUND, INC.	Dec. 31, 2024
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%

[1]	Less than 0.05%